Convertible Note Payable - Schedule of Convertible Note Payable (Details) (OWP Ventures, Inc.) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Less: unamortized debt discounts
Convertible note payable	$ 300,000	300,000
OWP Ventures, Inc. [Member]
Convertible note payable, gross		300,000
Less: unamortized debt discounts
Convertible note payable		$ 300,000